6. SHAREHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
6. SHAREHOLDERS' EQUITY

Common Stock

The Company has authorized 75,000,000 shares of $0.025 par common stock. At March 31, 2016 and December 31, 2015 there were 24,537,982 and 21,038,650 shares issued and outstanding.

Treasury Stock

During 2014, the Company’s Board of Directors authorized a stock repurchase of 230,000 shares of its common stock for approximately $230,000 at an average price of $1.00 per share. As March 31, 2016 and December 31, 2015 the Company holds 230,000 shares of its common stock in its treasury.

Preferred Stock

The Company has authorized 5,000,000 shares of Preferred Stock, for which two classes have been designated to date. Series A has 51 shares issued and outstanding and Series B has 71,210 shares issued and outstanding as of March 31, 2016 and December 31, 2015, respectively.

Each share of Series A Preferred Stock has no conversion rights, is senior to any other class or series of capital stock of the Company and has special voting rights. Each one (1) share of Series A Preferred Stock shall have voting rights equal to (x) 0.019607 multiplied by the total issued and outstanding Common Stock eligible to vote at the time of the respective vote (the “Numerator”), divided by (y)  0.49, minus (z) the Numerator.

Holders of Series B Preferred Stock shall be entitled to receive when and if declared by the Board of Directors cumulative dividends at the rate of twelve percent (12%) of the Original Issue Price.  In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of Series B Preferred Stock shall be entitled to receive, immediately prior and in preference to any distribution to holders of the Company’s common stock, an amount per share equal to the sum of $100.00 and any accrued and unpaid dividends of the Series B Preferred Stock.  Each share of Series B Preferred Stock may be converted at the option of the holder into the Company’s Common stock.  The shares shall be converted using the “Conversion Formula”: divide the Original Issue Price by 75% of the average closing bid price of the Common Stock for the five (5) consecutive trading days ending on the trading day of the receipt by the Company of the notice of conversion.

At March 31, 2016 and December 31, 2015, the Company’s Series B Preferred Stock dividends in arrears on the 12% cumulative preferred stock were approximately $1,246,175 ($17.50 per share) and $1,033,000 ($14.50 per share), respectively.

Common Stock Transactions

During the three months ended March 31, 2016 and the year ended December 31, 2015, the Company issued, 3,499,332 and 11,075,232 shares of common stock, respectively.  The fair values of the shares of common stock were based on the quoted trading price on the date of issuance. Of the 3,499,332 shares issued for the three months ended March 31, 2016, the Company:

1.	Issued 517,188 of these shares were issued to vendors for services rendered generating a professional fees expense of $778,985;

2.	Issued 2,000,000 of these shares to officers and employees as incentive compensation resulting in compensation expense of $3,100,000;

3.	Issued 982,144 shares of common stock as part of a private placement offering to accredited investors for aggregate gross proceeds to the Company of $1,100,000. The Company expensed certain issuance costs associated with this offering.

The Company has issued and outstanding warrants of 1,673,559 common shares, as adjusted, with the current exercise price of $0.269, as adjusted, expiring December 31, 2023. A summary of the status of the Company’s outstanding common stock warrants as of March 31, 2016 and December 31, 2015, with changes during the years ending on those dates are as follows:

	Number of Shares	Average Exercise Price	If Exercised	Expiration Date
Granted - Praesidian	1,293,022	$0.025	$32,326	-
Cancellation - Praesidian	(1,293,022)	$0.025	(32,326)	-
Granted - Goldman Sachs	1,673,559	$0.269	449,518	December 31, 2023
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding, December 31, 2015	1,673,559	$-	$449,518	-
Warrants exercisable at December 31, 2015	1,673,559

Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding, MArch 31, 2016	1,673,559	$-	$449,518.00
Warrants exercisable at March 31, 2016	1,673,559

Common Stock

The Company has authorized 75,000,000 shares of $0.025 par common stock. At December 31, 2015 and 2014 there were 21,038,650 and 9,963,418 shares issued and outstanding.

Treasury Stock

During 2014, the Company’s Board of Directors authorized a stock repurchase of 230,000 shares of its common stock for approximately $230,000 at an average price of $1.00 per share. As of December 31, 2015 and 2014 the Company holds 230,000 shares of its common stock in its treasury.

Preferred Stock

The Company has authorized 5,000,000 shares of Preferred Stock, for which two classes have been designated to date. Series A has 51 shares issued and outstanding and Series B has 71,210 shares issued and outstanding as of December 31, 2015 and 2014, respectively.

Each share of Series A Preferred Stock has no conversion rights, is senior to any other class or series of capital stock of the Company and special voting rights. Each one (1) share of Series A Preferred Stock shall have voting rights equal to (x) 0.019607 multiplied by the total issued and outstanding Common Stock eligible to vote at the time of the respective vote (the “Numerator”), divided by (y)  0.49, minus (z) the Numerator.

Holders of Series B Preferred Stock shall be entitled to receive when and if declared by the Board of Directors cumulative dividends at the rate of twelve percent (12%) of the Original Issue Price.  In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of Series B Preferred Stock shall be entitled to receive, immediately prior and in preference to any distribution to holders of the Company’s common stock, an amount per share equal to the sum of $100.00 and any accrued and unpaid dividends of the Series B Preferred Stock.  Each share of Series B Preferred Stock may be converted at the option of the holder into the Company’s Common stock.  The shares shall be converted using the “Conversion Formula”: divide the Original Issue Price by 75% of the average closing bid price of the Common Stock for the five (5) consecutive trading days ending on the trading day of the receipt by the Company of the notice of conversion.

At December 31, 2015 and 2014, the Company’s Series B Preferred Stock dividends in arrears on the 12% cumulative preferred stock were approximately $1,033,000 ($14.50 per share) and $2.50 ($2.50 per share), respectively.

Common Stock Transactions

During the years ended December 31, 2015 and 2014, the Company issued, 11,075,232 and 9,054,134 shares of common stock, respectively.  The fair values of the shares of common stock were based on the quoted trading price on the date of issuance.  Of the 11.1 million shares issued for year ending December 31, 2015, the Company:

1.	Issued 1,573,550 of these shares were issued to vendors for services generating a professional fees expense of $830,970;

2.	Issued 5,690,843 of these shares to officers and employees as incentive compensation resulting in compensation expense of $7,356,180;

3.	Issued 460,839 shares of common stock, due to the conversion of related party debt. Per the convertible note agreement, the shares were converted at 75% of the closing bid price on the date of conversion. The value of the debt and accrued interest converted was $318,927;

4.	Issued 1,750,000 shares as part of the acquisition of Christian Disposal LLC, these shares were record as part of the purchased price consideration as noted above. These share were valued at market as of the date of the acquisition; and,

5.	Issued 1,600,000 shares of common stock, due to the cancellation of Praesidian warrants. As part of this extinguishment of debt the company recorded a loss of approximately, $1.8 million.

For fiscal year ended December 31, 2014, the Company acquired the membership interest of HTSMWD, HTST and HTSGWD in exchange for 9,054,134 shares of the Company’s common stock. This transaction was closed on October 17, 2014 and HTSMWD became wholly-owned by the Company. The Company is deemed to have issued 1,139,284 shares of common stock which represents the outstanding common shares of the Company just prior to the closing of the transaction.

The Company has issued and outstanding warrants of 1,673,559 common shares, as adjusted, with the current exercise price of $0.269, as adjusted, expiring December 31, 2023. A summary of the status of the Company’s outstanding common stock warrants as of December 31, 2015 and 2014, with changes during the years ending on those dates are as follows:

	Number of Shares	Average Exercise Price	If Exercised	Expiration Date
Outstanding, January 1, 2014	-	$-	$-	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding, December 31, 2014	-	$-	$-

Granted - Praesidian	1,293,022	$0.025	$32,326	-
Forfeited/Cancellation - Praesidian	(1,293,022)	$0.025	(32,326)	-
Granted - Goldman Sachs	1,673,559	$0.269	449,518	December 31, 2023
Forfeited/Cancellation - Goldman Sachs	-	-	-	-
Exercised	-	-	-	-
Outstanding, December 31, 2015	1,673,559	$-	$449,518	-
Warrants exercisable at December 31, 2015	1,673,559